Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Interest rate swap	Sep. 30, 2013 Interest rate swap	Dec. 31, 2012 Corporate Preferred Stock	Sep. 30, 2013 Corporate Preferred Stock	Jun. 30, 2013 Corporate Preferred Stock	Sep. 30, 2012 Interest rate Cap/Floor/Swap	Sep. 30, 2012 Interest rate Cap/Floor/Swap	Dec. 31, 2012 Interest rate Cap/Floor/Swap	Dec. 31, 2011 Interest rate Cap/Floor/Swap
Reconciliation of changes in level 3 financial instruments
Balance at the beginning of the period	$ (172)	$ (338)		$ 417	$ 417	$ (479)	$ (602)	$ (602)	$ (778)
Total gains or losses (realized/unrealized)
Included in earnings		(2)				(20)	(57)	(58)	(166)
Purchases, issuances, and settlements	85	253	417			81	241	322	342
Balance at the end of the period	$ (87)	$ (87)	$ 417	$ 417	$ 417	$ (418)	$ (418)	$ (338)	$ (602)